Investment securities	12 Months Ended
Dec. 31, 2011
Investment securities
5.	Investment securities

Securities available-for-sale

The amortized cost, related unrealized gross gain (loss) and fair value of securities available-for-sale by country risk and type of debt, are as follows:

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value
Corporate debt:
Brazil	45,937	152	2,094	43,995
Colombia	28,169	89	-	28,258
Peru	14,916	29	-	14,945
	89,022	270	2,094	87,198
Sovereign debt:
Brazil	44,541	2,401	376	46,566
Colombia	59,204	1,682	230	60,656
Guatemala	5,469	-	19	5,450
Honduras	16,384	-	166	16,218
Mexico	63,094	2,456	62	65,488
Panama	46,796	2,227	61	48,962
Peru	25,487	602	-	26,089
Venezuela	59,291	577	195	59,673
	320,266	9,945	1,109	329,102

Total	409,288	10,215	3,203	416,300

	December 31, 2010
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value
Corporate debt:
Brazil	39,600	995	290	40,305
Chile	26,493	1,090	-	27,583
	66,093	2,085	290	67,888
Sovereign debt:
Brazil	42,259	5,253	-	47,512
Colombia	101,222	5,634	355	106,501
Dominican Republic	3,118	79	-	3,197
El Salvador	15,299	292	-	15,591
Mexico	45,796	2,057	8	47,845
Panama	36,605	2,269	79	38,795
Venezuela	25,100	1,050	229	25,921
	269,399	16,634	671	285,362

Total	335,492	18,719	961	353,250

As of December 31, 2011 and 2010, securities available-for-sale with a carrying value of $375.5 million and $235.6 million, respectively, were pledged to secure repurchase transactions accounted for as secured financings.

The following table discloses those securities that have had unrealized losses for less than 12 months and for 12 months or longer:

	December 31, 2011
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Corporate debt	33,366	2,094	-	-	33,366	2,094
Sovereign debt	110,589	1,109	-	-	110,589	1,109
	143,955	3,203	-	-	143,955	3,203

	December 31, 2010
(In thousands of US$)	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses

Corporate debt	13,756	290	-	-	13,756	290
Sovereign debt	35,737	464	10,063	207	45,800	671
	49,493	754	10,063	207	59,556	961

Gross unrealized losses are related mainly to changes in market interest rates and other market factors and not due to underlying credit concerns by the Bank about the issuers.

The following table presents the realized gains and losses on sale of securities available-for-sale:

(In thousands of US$)	Year ended December 31,
	2011	2010	2009

Gains	3,825	2,346	1,276
Losses	(412)	-	(730)
Net	3,413	2,346	546

The amortized cost and fair value of securities available-for-sale by contractual maturity as of December 31, 2011, are shown in the following table:

(In thousands of US$)	Amortized Cost	Fair Value

Due within 1 year	14,945	14,892
After 1 year but within 5 years	296,837	303,971
After 5 years but within 10 years	97,506	97,437
	409,288	416,300

Securities held-to-maturity

The amortized cost, related unrealized gross gain (loss) and fair value of securities held-to-maturity by country risk and type of debt are as follows:

	December 31, 2011
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	7,050	-	-	7,050

Sovereign debt:
Colombia	13,015	40	-	13,055
Honduras	4,471	1	-	4,472
Panama	2,000	60	-	2,060
	19,486	101	-	19,587

Total	26,536	101	-	26,637

	December 31, 2010
(In thousands of US$)	Amortized Cost	Unrealized Gross Gain	Unrealized Gross Loss	Fair Value

Corporate debt:
Panama	8,500	-	-	8,500

Sovereign debt:
Colombia	13,018	64	-	13,082
Costa Rica	5,025	-	12	5,013
Honduras	4,638	-	27	4,611
Panama	2,000	-	-	2,000
	24,681	64	39	24,706

Total	33,181	64	39	33,206

Securities that show gross unrealized losses have had losses for less than 12 months; and therefore, such losses are considered temporary.

The amortized cost of securities held-to-maturity by contractual maturity as of December 31, 2011, are shown in the following table:

(In thousands of US$)	Amortized Cost

Due within 1 year	7,050
After 1 year but within 5 years	19,486
26,536

As of December 31, 2011 and 2010, securities held-to-maturity with a carrying value of $17.5 million and $13.0 million, respectively, were pledged to secure repurchase agreements accounted for as secured financings.